Investment Properties (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of investment property [text block] [Abstract]
Schedule of investment properties
	2018	2019	2020
	MCh$	MCh$	MCh$
Net Balance as of January 1,	14,306	13,938	13,190
Additions resulting from business combinations	—	—	—
Reclassifications	—	(389)	—
Disposals	—	—	—
Depreciation charges in the period	(368)	(359)	(357)
Impairment	—	—	—
Net Balance as of December 31,	13,938	13,190	12,833